Columbia New York Intermediate Municipal Bond Fund
Third Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.4%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.4%
New York City Water & Sewer System(a)
Revenue Bonds
2nd General Resolution
Series 2013DD-2 (JPMorgan Chase Bank)
06/15/2043	2.750%	300,000	300,000
Total Floating Rate Notes (Cost $300,000)			300,000

Municipal Bonds 98.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 3.9%
Build Resource Corp.(b)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2043	5.500%	500,000	509,022
New York Transportation Development Corp.(b)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	597,158
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	815,142
12/01/2038	4.000%	300,000	269,338
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2025
06/30/2040	6.000%	500,000	541,849
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	511,292
Total			3,243,801
Charter Schools 2.8%
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	360,000	353,003
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2033	5.000%	1,000,000	1,074,471
Monroe County Industrial Development Corp.(c)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	879,349
Total			2,306,823
Health Services 1.3%
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,070,873
Higher Education 8.6%
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	171,872
07/01/2034	5.000%	200,000	207,466
07/01/2035	5.000%	200,000	206,528
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	227,512
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	513,796
Revenue Bonds
Marist College Project
Series 2018
07/01/2031	5.000%	170,000	178,114
07/01/2032	5.000%	210,000	219,200
07/01/2033	5.000%	205,000	212,967
Madison County Capital Resource Corp.
Refunding Revenue Bonds
Colgate University Project
Series 2025
07/01/2042	5.000%	425,000	447,619

Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	500,000	547,608
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	778,366
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	182,117
07/01/2030	5.000%	150,000	155,796
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,082,672
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	197,273
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	592,623
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	258,149
Total			7,179,678
Hospital 5.9%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,287,432
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,004,124
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,004,632
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	284,482
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwell Health Obligated Group
Series 2025
05/01/2042	5.000%	500,000	510,878
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2033	5.000%	750,000	801,626
Total			4,893,174
Joint Power Authority 1.0%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	544,432
Series 2024A
11/15/2041	5.000%	250,000	265,836
Total			810,268
Local General Obligation 13.5%
City of New York
Unlimited General Obligation Bonds
Series 2024C
03/01/2038	5.000%	1,365,000	1,454,941
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	264,467
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,832,136
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,191,943
County of Monroe(b)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,401,104
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,060,385
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	785,042
Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,020,247
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	309,845
Total			11,320,110
Multi-Family 4.1%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	761,399
10/01/2029	5.000%	1,290,000	1,344,886
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.000%	500,000	515,049
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	429,210
05/01/2031	5.000%	400,000	407,621
Total			3,458,165
Municipal Power 7.2%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,025,153
09/01/2030	5.000%	1,500,000	1,537,243
Series 2024A
09/01/2041	5.000%	2,000,000	2,091,979
Revenue Bonds
General
Series 2017
09/01/2035	5.000%	1,200,000	1,230,413
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	168,540
Total			6,053,328
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 1.3%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	100,188
New York Transportation Development Corp.(b)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	485,849
10/31/2041	4.000%	570,000	497,845
Total			1,083,882
Pool / Bond Bank 0.5%
New York State Dormitory Authority
Revenue Bonds
Series 2025
10/01/2036	5.000%	400,000	437,761
Ports 8.1%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,357,931
Series 2018-209
07/15/2034	5.000%	2,500,000	2,622,085
Series 2018-211
09/01/2036	5.000%	1,000,000	1,041,586
Port Authority of New York & New Jersey(b)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	515,674
Series 2024-246
09/01/2042	5.000%	250,000	251,557
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	977,739
Total			6,766,572
Prepaid Gas 0.6%
New York Energy Finance Development Corp.(a)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	500,000	521,112

Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 0.3%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	286,955
Refunded / Escrowed 0.5%
Build NYC Resource Corp.
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	430,000
Retirement Communities 3.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	757,538
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	551,901
11/15/2030	5.000%	650,000	652,058
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,020,736
Total			2,982,233
Sales Tax 4.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,050,466
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2024A-1
05/15/2042	5.000%	1,500,000	1,552,972
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	796,704
Total			3,400,142
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	98,726
Special Non Property Tax 12.9%
Metropolitan Transportation Authority
Special Tax Bonds
Series 2024A
11/15/2041	5.000%	325,000	341,470
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,082,846
Subordinated Series 2024
11/01/2039	5.000%	1,000,000	1,059,650
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,050,275
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	487,984
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	1,000,000	1,010,203
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	526,073
New York State Dormitory Authority
Refunding Revenue Bonds
Bid Group 2
Series 2025A
03/15/2042	5.000%	1,000,000	1,036,785
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,019,191
Series 2023A
03/15/2039	5.000%	500,000	526,895
Revenue Bonds
Series 2024A
03/15/2039	5.000%	500,000	532,449
Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,075,485
Total			10,749,306
Special Property Tax 1.8%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,027,099
Triborough Bridge & Tunnel Authority
Revenue Bonds
TBTA Capital Lockbox Fund
Series 2025
12/01/2041	5.000%	500,000	522,030
Total			1,549,129
Tobacco 3.8%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2021
06/01/2037	4.000%	1,170,000	1,114,532
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,026,072
Total			3,140,604
Transportation 6.0%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,668,626
Series 2024A
11/15/2040	5.000%	1,000,000	1,025,418
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,307,676
Total			5,001,720
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 5.2%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	520,835
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	538,646
Series 2018-B
11/15/2031	5.000%	2,000,000	2,259,684
Revenue Bonds
Series 2024A-1
11/15/2041	5.000%	1,000,000	1,049,975
Total			4,369,140
Water & Sewer 1.2%
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2043	5.000%	1,000,000	1,037,555
Total Municipal Bonds (Cost $84,437,854)			82,191,057

Money Market Funds 0.2%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.508%(e)	139,987	140,001
Total Money Market Funds (Cost $139,987)		140,001
Total Investments in Securities (Cost: $84,877,841)		82,631,058
Other Assets & Liabilities, Net		942,287
Net Assets		83,573,345

Columbia New York Intermediate Municipal Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, July 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2025.

(b)	Income from this security may be subject to alternative minimum tax.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2025, the total value of these securities amounted to $1,232,352, which represents 1.47% of total net assets.

(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia New York Intermediate Municipal Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT204_10_R01_(09/25)